CONSOLIDATED STATEMENT OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Income before Taxes from Continuing Operations	$ 47,501,366	$ 69,882,248	$ 82,514,582
Adjustment to Obtain the Operating Activities Flows:
Expected credit loss allowance	23,699,204	52,874,223	45,281,832
Depreciation and Impairment of Assets	14,497,482	12,504,437	10,407,340
Loss on Net Monetary Position	79,501,926	51,354,448	56,513,335
Other Operations	121,644,171	55,502,099	68,872,208
Net (Increases)/Decreases from Operating Assets:
Debt securities measured at fair value through profit or loss	(13,472,375)	(25,383,688)	2,878,157
Derivative Financial Instruments	2,020,857	1,518,145	858,588
Repurchase Transactions	(127,266)	(69,281)	(6,288,991)
Other Financial Assets	(7,861,508)	1,151,357	4,132,874
Net Loans and Other Financing
- Non-financial Public Sector	7	17,044	27,002
- Other Financial Institutions	9,363,742	(4,179,059)	(1,620,050)
- Non-financial Private Sector and Residents Abroad	15,803,179	(106,383,355)	109,747,351
Other Debt Securities	(59,534,195)	4,261,173	6,512,814
Financial Assets Pledged as Collateral	(6,983,253)	(4,516,790)	10,460,041
Investments in Equity Instruments	6,330,064	467,130	(8,849,960)
Other Non-financial Assets	753,065	1,315,760	(3,335,118)
Non-current Assets Held for Sale	43,611	35,891	1,841,865
Deposits
- Non-financial Public Sector	(6,582,787)	28,536,557	(23,116,601)
- Financial Sector	427,882	2,012,389	(1,323,267)
- Non-financial Private Sector and Residents Abroad	21,226,346	181,239,518	(304,782,009)
Liabilities at fair value through profit or loss	75,674	(2,922,431)	(3,857,164)
Derivative Financial Instruments	625,413	(1,723,879)	(3,992,602)
Other Financial Liabilities	49,621,037	2,005,391	(60,993,189)
Provisions	(1,318,405)	55,186	1,063,298
Other Non-financial Liabilities	224,362	95,970	(1,654,848)
Income Tax Payments	(14,668,473)	(42,289,186)	(20,760,287)
NET CASH (USED IN)/GENERATED BY OPERATING ACTIVITIES (A)	282,811,126	277,361,297	(39,462,799)
Payments:
Purchase of PP&E, Intangible Assets and Other Assets	(9,943,268)	(10,753,014)	(16,351,126)
Capital Contributions in Investments in Subsidiaries, Associates, and Joint Ventures	(209,130)	(154,398)
Collections:
Sale of PP&E, Intangible Assets and Other Assets	650,223	399,396	5,506,657
Dividends Earned	1,039,311	270,635
Sales of Investments in Subsidiaries, Associates and Joint Ventures	45,181
NET CASH USED IN INVESTMENT ACTIVITIES (B)	(8,417,683)	(10,237,381)	(10,844,469)
Payments:
Unsubordinated Debt Securities	(17,057,015)	(42,020,826)	(31,435,239)
Loans from Local Financial Institutions	(17,747,509)	(53,066,730)	(106,291,309)
Dividends	(1,925,903)	(3,073,781)	(5,467,754)
Leases payment	(1,736,133)	(2,012,188)	(2,055,635)
Collections:
Unsubordinated Debt Securities	23,882,485	17,702,459	11,662,209
Loans from Local Financial Institutions	23,012,641	29,481,283	95,432,959
Capital increase			271,671
NET CASH (USED IN)/GENERATED BY FINANCING ACTIVITIES (C)	8,428,566	(52,989,783)	(37,883,098)
EXCHANGE INCOME ON CASH AND CASH EQUIVALENTS (D)	44,397,131	49,517,668	104,957,237
NET INCREASE IN CASH AND CASH EQUIVALENTS (A+B+C+D)	327,219,140	263,651,801	16,766,871
MONETARY LOSS RELATED TO CASH AND CASH EQUIVALENTS	(257,054,890)	(168,842,685)	(253,782,133)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	571,796,903	476,987,787	714,003,049
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$ 641,961,153	$ 571,796,903	$ 476,987,787